Segmented information and supplemental cash flow disclosure - Disclosure of revenues allocated by geography (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 7,218,897	$ 8,157,931	$ 15,563,145	$ 34,178,949
United States of America [Member]
Disclosure of operating segments [line items]
Revenue	7,217,959	6,914,740	14,835,703	31,998,403
Canada [Member]
Disclosure of operating segments [line items]
Revenue	$ 938	$ 1,243,191	$ 727,442	$ 2,180,546